Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Future Minimum
(in thousands)	Lease Payments
2019	$848
2020	505
2021	378
2022	112
2023 and thereafter	-
Total minimum lease payments	$1,843